Income Tax - Other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Valuation allowances	¥ 7,655	¥ 0
Tax loss carryforward	¥ 1,858,581
Statutory income tax rate	21.00%
Statute of limitations period (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Underpayment of tax liability listed as special circumstance	¥ 100
Statute of limitations period for related party transaction (in years)	10 years
Aggregate undistributed earnings of domestic subsidiaries and VIE	¥ 19,905,606	15,607,474
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
Withholding income taxes for undistributed earnings of subsidiaries	¥ 0	¥ 0
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)		10.00%
Preferential tax rates decreased income taxes	¥ 200,683
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%